Related Party Disclosures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related Party Disclosures
Share-based payments	$ (3.7)	$ 1.1	$ 2.5	$ 2.1
Short-term benefits	0.8	1.4	1.8	6.7
Total	$ (2.9)	$ 2.5	$ 4.3	$ 8.8